Share-based payments charge - Share options movements (Details)							12 Months Ended
	Sep. 20, 2018 shares	Aug. 09, 2018 shares	Sep. 13, 2017 shares	May 26, 2017 shares	May 18, 2017 shares	May 02, 2017 shares	Dec. 31, 2018 GBP (£) shares	Dec. 31, 2017 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)							7,527,458	3,037,296
Options granted (in shares)				330,824	5,539,080	47,653,100	2,090,847
Options exercised (in shares)	(251,125)	(58,112)	(133,333)					(133,333)
Options forfeited (in shares)							(799,524)
Options expired (in shares)							(66,667)	(33,333)
Ending balance (in shares)							8,752,114	7,527,458
Year Of Issue, 2012, Expiry Date June 1, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)							99,993
Options granted (in shares)							0
Options forfeited (in shares)							0
Options expired (in shares)							0
Ending balance (in shares)							99,993	99,993
Year Of Issue, 2012, Expiry Date June 1, 2022 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of options | £							£ 2.50
Year Of Issue, 2012, Expiry Date June 1, 2022 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of options | £							7.50
Year Of Issue, 2013, Expiry Date April 15, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of options | £							£ 2
Beginning balance (in shares)							99,990
Options granted (in shares)							0
Options forfeited (in shares)							0
Options expired (in shares)							0
Ending balance (in shares)							99,990	99,990
Year Of Issue, 2013, Expiry Date July 29, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of options | £							£ 2.00
Beginning balance (in shares)							159,999
Options granted (in shares)							0
Options forfeited (in shares)							0
Options expired (in shares)							0
Ending balance (in shares)							159,999	159,999
Year Of Issue, 2014, Expiry Date May 15, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of options | £							£ 1.75
Beginning balance (in shares)							109,998
Options granted (in shares)							0
Options forfeited (in shares)							0
Options expired (in shares)							0
Ending balance (in shares)							109,998	109,998
Year Of Issue, 2014, Expiry Date August 6, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)							66,667
Options granted (in shares)							0
Options forfeited (in shares)							0
Options expired (in shares)							(66,667)
Ending balance (in shares)							0	66,667
Year Of Issue, 2014, Expiry Date August 6, 2018 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of options | £							£ 1.10
Year Of Issue, 2014, Expiry Date August 6, 2018 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of options | £							1.75
Year Of Issue, 2015, Expiry Date January 29, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of options | £							£ 1.25
Beginning balance (in shares)							549,999
Options granted (in shares)							0
Options forfeited (in shares)							0
Options expired (in shares)							0
Ending balance (in shares)							549,999	549,999
Year Of Issue, 2016, Expiry Date February 2, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of options | £							£ 2
Beginning balance (in shares)							260,000
Options granted (in shares)							0
Options forfeited (in shares)							(20,000)
Options expired (in shares)							0
Ending balance (in shares)							240,000	260,000
Year Of Issue, 2016, Expiry Date August 3, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of options | £							£ 1.80
Beginning balance (in shares)							809,996
Options granted (in shares)							0
Options forfeited (in shares)							(133,332)
Options expired (in shares)							0
Ending balance (in shares)							676,664	809,996
Year Of Issue, 2016, Expiry Date September 13, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of options | £							£ 1.89
Beginning balance (in shares)							299,997
Options granted (in shares)							0
Options forfeited (in shares)							0
Options expired (in shares)							0
Ending balance (in shares)							299,997	299,997
Year Of Issue, 2016, Expiry Date September 16, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of options | £							£ 2.04
Beginning balance (in shares)							300,000
Options granted (in shares)							0
Options forfeited (in shares)							0
Options expired (in shares)							0
Ending balance (in shares)							300,000	300,000
Year Of Issue, 2017, Expiry Date April 26, 2027
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)							4,656,828
Options granted (in shares)							0
Options forfeited (in shares)							(563,664)
Options expired (in shares)							0
Ending balance (in shares)							4,093,164	4,656,828
Year Of Issue, 2017, Expiry Date April 26, 2027 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of options | £							£ 1.32
Year Of Issue, 2017, Expiry Date April 26, 2027 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of options | £							1.525
Year Of Issue, 2018, Expiry Date March 9, 2028
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of options | £							£ 1.46
Beginning balance (in shares)							0
Options granted (in shares)							2,090,847
Options forfeited (in shares)							(82,528)
Options expired (in shares)							0
Ending balance (in shares)							2,008,319	0
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement							309,237
Options granted (in shares)							273,390	1,052,236
Options exercised (in shares)							(309,237)
Restricted Stock Units | Year Of Issue, 2017, Expiry Date April 26, 2027
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement							309,237
Restricted Stock Units | Year Of Issue, 2018, Expiry Date March 9, 2028
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement							0
EMI
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ending balance (in shares)							213,984
EMI | Year Of Issue, 2014, Expiry Date May 15, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of options | £							£ 1.75
Beginning balance (in shares)							49,998
Options granted (in shares)							0
Options forfeited (in shares)							0
Options expired (in shares)							0
Ending balance (in shares)							49,998	49,998
EMI | Year Of Issue, 2015, Expiry Date January 29, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of options | £							£ 1.25
Beginning balance (in shares)							41,997
Options granted (in shares)							0
Options forfeited (in shares)							0
Options expired (in shares)							0
Ending balance (in shares)							41,997	41,997
EMI | Year Of Issue, 2016, Expiry Date February 2, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of options | £							£ 2.00
Beginning balance (in shares)							21,996
Options granted (in shares)							0
Options forfeited (in shares)							0
Options expired (in shares)							0
Ending balance (in shares)							21,996	21,996